Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current Assets
Cash and cash equivalents	$ 191,410	$ 125,347
Restricted cash and short-term investments	74,162	23,432
Trade accounts receivable	4,419	81
Other receivables, prepaid expenses and accrued income	17,498	14,574
Amounts due from related parties	9,967	6,311
Short-term debt due from related party	20,000	0
Inventories	8,317	11,951
Vessel held-for-sale	132,110	0
Assets held-for-sale	284,955	0
Total current assets	742,838	181,696
Long-term assets
Restricted cash	425	3,111
Investment in available-for-sale securities	275,307	267,352
Investments in affiliates	335,372	350,918
Cost method investments	204,172	204,172
Newbuildings	344,543	767,525
Asset under development	345,205	0
Vessels and equipment, net	1,648,888	811,715
Deferred charges	26,801	24,484
Other non-current assets	68,442	54,248
Total assets	3,991,993	2,665,221
Current liabilities
Current portion of long-term debt	116,431	30,784
Trade accounts payable	10,811	12,728
Accrued expenses	31,124	22,787
Amounts due to related parties	0	363
Other current liabilities	46,923	23,912
Liabilities held-for-sale	164,401	0
Total current liabilities	369,690	90,574
Long-term liabilities
Long-term debt	1,264,356	636,244
Long-term debt due to related parties	0	50,000
Other long-term liabilities	75,440	84,266
Total liabilities	1,709,486	861,084
Commitments and Contingencies (see note 37 and 38)
EQUITY
Share capital 93,414,672 common shares of $1.00 each issued and outstanding (2013: 80,579,295)	93,415	80,580
Additional paid-in capital	1,311,861	656,018
Contributed surplus	200,000	200,000
Accumulated other comprehensive gain (loss)	5,171	(6,757)
Retained earnings	670,405	874,296
Total stockholders' equity	2,280,852	1,804,137
Non-controlling interests	1,655	0
Total equity	2,282,507	1,804,137
Total liabilities and equity	$ 3,991,993	$ 2,665,221